Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income attributable to Company	$ 7,313	$ 7,272
Unrealized gains on securities:
Non-credit unrealized loss on securities with OTTI, net of taxes	15	14
Net unrealized (losses) gains on securities without OTTI	(148)	13
Total unrealized (losses) gains on securities	(133)	27
Pension liability adjustments	14	31
Total other comprehensive (loss) income	(119)	58
Total comprehensive income	$ 7,194	$ 6,065